PROVISION FOR EMPLOYEE BENEFITS - Scheduled vesting of outstanding restricted stock (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	619,248	2,486,954
Cash-settled share-based payments
PROVISION FOR EMPLOYEE BENEFITS
Number of units modified	1,408,420
Number of units vested	789,172
Within 1 year
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	73,163	1,792,403
Between 1 and 2 years
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	546,085	653,423
Between 2 and 3 years
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units		41,128